OPERATING EXPENSES	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
OPERATING EXPENSES
5.	OPERATING EXPENSES

	2018	2017	2016
Operating expenses by nature
Third-party services	(5,924,556)	(6,221,058)	(6,399,191)
Depreciation and amortization	(5,952,905)	(5,881,302)	(6,310,619)
Rentals and Insurance	(4,341,969)	(4,162,659)	(4,329,546)
Personnel	(2,594,464)	(2,791,331)	(2,852,224)
Network maintenance service	(1,104,015)	(1,251,511)	(1,540,320)
Interconnection	(658,068)	(778,083)	(1,173,475)
Provision for contingencies	(89,777)	(143,517)	(1,056,410)
Provision for bad debt (i)	(1,070,301)	(691,807)	(643,287)
Advertising and marketing	(382,091)	(413,580)	(448,990)
Handset and other costs	(196,347)	(223,335)	(284,119)
Impairment losses (ii)	—	(46,534)	(225,512)
Taxes and other expenses	(134,558)	(345,132)	(559,162)
Other operating income (expenses), net (iii)	(132,739)	(1,234,477)	(226,890)

Total operating expenses	(22,581,790)	(24,184,326)	(26,049,745)

Operating expenses by function
Cost of sales and/or services	(15,822,732)	(15,676,216)	(16,741,791)
Selling expenses	(4,478,352)	(4,399,936)	(4,383,163)
General and administrative expenses	(2,697,865)	(3,064,252)	(3,687,706)
Other operating income	2,204,134	1,985,101	1,756,100
Other operating expenses	(1,773,483)	(3,028,590)	(2,988,067)
Equity pick up	(13,492)	(433)	(5,118)

Total operating expenses by function	(22,581,790)	(24,184,326)	(26,049,745)

(i)	In 2018, the Company reassessed the assumptions for estimate adopted for the provision for bad debt.
(ii)

As at December 31, 2018, no impairment was recognized. As at December 31, 2017 and 2016, the Company conducted the annual impairment test and recognized a loss on goodwill related to Africa which is being reported as held for sale, in amounting R$46,534 and R$225,512, respectively.

(iii)

In 2017 refers to the effects of non-recurring expenses related to unrecoverable tax, write-off of other assets and other expenses of R$1,234 million (R$227 million in 2016) due to reconcile the accounting balances as part of the process of JRP.